Related party transactions - Schedule of Transactions between Related Parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Related party transactions [abstract]
Short term employee benefits	$ 17.7	$ 13.6	$ 10.8
Long term employee benefits	0.2	0.3	0.2
Termination benefits	0.0	0.5	1.0
Share-based compensation	15.4	11.6	7.3
Compensation expense	$ 33.3	$ 26.0	$ 19.3